Document and Entity Information	12 Months Ended
Aug. 05, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Central Index Key	0000826732
Amendment Flag	false
Document Creation Date	Aug. 05, 2013
Document Effective Date	Aug. 05, 2013
Prospectus Date	Mar. 01, 2013